Stock Compensation Plans (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation Expense [Abstract]
Total pre-tax stock-based compensation expense	$ 134	$ 101	$ 111
Unrecognized compensation expense related to unvested awards	172
Weighted-average period for unrecognized compensation expense to be charged to expense (years)	1.4
Stock-based compensation expense included in discontinued operations	16	11	13
Stock Option And Awards Plans [Abstract]
Common stock expected to be issued in 2011 to employees in settlement of prior year stock awards that were fully vested	1,300,000
Fair value of common stock expected to be issued in 2011 - grant date	101
Stock Option Plan [Member]
Compensation Expense [Abstract]
Total pre-tax stock-based compensation expense	27	20	15
Tax benefits recognized in the condensed consolidated statements of operations for stock-based compensation	53	40	44
Realized tax benefits from exercise of stock options	17
Unrecognized compensation expense related to unvested awards	19
Stock Option And Awards Plans [Abstract]
Vesting period of stock options and stock awards (years)	3 to 4 years
Expected option life for executives (years)	6
Expected option life for non-executives (years)	5
Weighted-average grant date fair value of stock options granted	$ 11	$ 7	$ 15
Total intrinsic value of options exercised	42	11	66
Available for future grant	7,257,000
Stock Awards Plan [Member]
Compensation Expense [Abstract]
Total pre-tax stock-based compensation expense	107	81	96
Realized tax benefits from issuance of stock awards	34
Unrecognized compensation expense related to unvested awards	153
Stock Option And Awards Plans [Abstract]
Vesting period of stock options and stock awards (years)	3 to 5 years
Fair value of common stock issued - grant date	91	161	155
Fair value of common stock issued - issuance date	$ 76	$ 111	$ 233
Common stock issued to employees in settlement of prior year stock awards that were fully vested	1,300,000	2,500,000	2,900,000
Restricted Share Plan [Member]
Stock Option And Awards Plans [Abstract]
Vesting period of stock options and stock awards (years)	3 years
Maximum percentage of original grant that can be earned if financial metrics are met or exceeded	150.00%
Restricted Share Plan [Member] | Corporate Policy Council [Member]
Stock Option And Awards Plans [Abstract]
Restricted stock forfeiture percentage if objectives are not met	100.00%
Maximum percentage of original grant that can be earned if financial metrics are met or exceeded	200.00%
Restricted Share Plan [Member] | Eight Highest Paid Employees [Member]
Stock Option And Awards Plans [Abstract]
Restricted stock forfeiture percentage if objectives are not met	100.00%
Restricted Share Plan [Member] | Other Employees [Member]
Stock Option And Awards Plans [Abstract]
Restricted stock forfeiture percentage if objectives are not met	70.00%
Stock Option Plan Granted Prior To 2008 [Member]
Stock Option And Awards Plans [Abstract]
Vesting period of stock options and stock awards (years)	4 years
Stock option vesting percentage per year	25.00%
Stock option grant expiration period	10
Stock Option Plan Granted After 2008 [Member]
Stock Option And Awards Plans [Abstract]
Vesting period of stock options and stock awards (years)	3 years
Stock option vesting percentage per year	33.00%
Stock option grant expiration period	7
Employee Plans [Member]
Stock Option And Awards Plans [Abstract]
Approved for grant under 2001 LTISP	50,000,000
Available for future grant	9,400,000
Non-Employee Plans [Member]
Stock Option And Awards Plans [Abstract]
Stock option grant expiration period	10
Available for future grant	93,000
Required service period under 1993 SPND (years)	5